SCHEDULE OF WARRANT OUTSTANDING (Details) (Parenthetical) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 31, 2023	Sep. 30, 2023		Dec. 31, 2022		Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	May 31, 2022	Feb. 28, 2022	Dec. 31, 2021		Dec. 31, 2020
Purchase of warrants									16,000
Warrants exercise price									$ 15.25
Warrants outstanding		$ 0		$ 0								$ 0
Stock based compensation expense				700
Vested warrants		$ 0		$ 0								$ 0
Warrant [Member]
Purchase of warrants		496,000	[1]	145,000	[2]							102,000		78,000
Warrants exercise price		$ 59.5	[3]	$ 136.8	[4]							$ 186.00	[4]	$ 109.50	[4]
Private Placement [Member] | Prefunded Warrants [Member]
Purchase of warrants	186,667
Warrants exercise price	$ 0.0001
Private Placement [Member] | Warrant [Member]
Purchase of warrants	266,667							186,667
Warrants exercise price	$ 30
Stock based compensation expense	$ 14,500
Consultant [Member]
Purchase of warrants				34,000		900	1,500			5,200	84,000
Warrants exercise price				$ 12.00		$ 8.50	$ 10.25			$ 32.25	$ 15.25
Warrants outstanding				$ 200		$ 100	$ 100			$ 100	$ 1,300
Stock based compensation expense		$ 700
Consultant [Member] | Warrant [Member]
Purchase of warrants											3,200
Warrants exercise price											$ 81.75
Warrants outstanding											$ 100
Consultant [Member] | Minimum [Member]
Warrants exercise price											$ 22.75

[1]	As of September 30, 2023, the aggregate intrinsic value of warrants outstanding was $0.
[2]	As of December 31, 2022 and 2021, the aggregate intrinsic value of warrants outstanding was $0.
[3]	Represents the weighted average exercise price.
[4]	Represents the weighted average exercise price.